UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                 FORM 13F COVER
                                      PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    James Cameron
         ---------------------------------

Title:   Compliance Adminstrator
         ---------------------------------

Phone:   +44(20) 7659-4227
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Signature, Place, and Date of Signing:


 /s/James Cameron
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[Signature]

London, England
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[City, State]

August 23, 2006
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None

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Form 13F Information Table Entry Total:


         17

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Form 13F Information Table Value Total:

         $1,383,865,296.97

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                           FORM 13F INFORMATION TABLE


                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------
ALCOA INC             COMMON         01381710 A     147,325.70   4,552,710    SH          SOLE                  4,552,710
CONOCOPHILLIPS        COMMON         20825C10 A     104,592.96   1,596,108    SH          SOLE                  1,596,108
CVS CORP              COMMON         12665010 A     114,685.38   3,735,680    SH          SOLE                  3,735,680
DIRECTV GROUP INC     COMMON         25459L10 A      94,575.33   5,731,838    SH          SOLE                  5,731,838
ENERGY PARTNERS LTD   COMMON         29270U10 A       6,989.71     368,850    SH          SOLE                    368,850
FLOR EAST COAST INDS  COMMON         34063210 A      79,243.37   1,514,301    SH          SOLE                  1,514,301
HILTON HOTELS CORP    COMMON         43284810 A     144,119.38   5,096,159    SH          SOLE                  5,096,159
HOME DEPOT            COMMON         43707610 A      79,286.12   2,215,315    SH          SOLE                  2,215,315
HUMAN GENOME SCI      COMMON         44490310 F      45,461.28   4,248,718    SH          SOLE                  4,248,718
INTEL CORP            COMMON         45814010 F      94,888.28   4,994,120    SH          SOLE                  4,994,120
LUCENT TECHNOLOGIES   WTS DEC 10 07  54946313 F          27.58     102,134   PRN          SOLE                    102,134
MARATHON OIL CORP     COMMON         56584910 A     147,207.43   1,767,196    SH          SOLE                  1,767,196
NETBANK INC           COMMON         64093310 F      10,806.90   1,630,000    SH          SOLE                  1,630,000
PFIZER INC            COMMON         71708110 A     122,559.50   5,221,964    SH          SOLE                  5,221,964
PUBLICARD INC         COMMON         744667210 A         82.07   2,735,500    SH          SOLE                  2,735,500
ST JOE CO             COMMON         79014810 A      57,184.77   1,228,723    SH          SOLE                  1,228,723
VERIZON COMMUNICATNS  COMMON         92343V10 A     134,829.57   4,025,965    SH          SOLE                  4,025,965
